Share capital (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Schedule of summary of warrants
The following is a summary of warrants as of September 30, 2014:

	Exercise price	Authorized and issued	Aggregate fair value of warrants
	($ in thousands, except for share and per share amounts)
Founders	$10.00	4,069,768	$15,203
Advisor	$10.00	581,395	2,171
		4,651,163	$17,374

The following is a summary of warrants as of December 31, 2013:

	Exercise price	Authorized and issued	Aggregated fair value of warrants
	($ in thousands, except for share and per share amounts)
Founders	$10.00	4,069,868	$15,203
Advisor	$10.00	581,295	2,171
		4,651,163	$17,374